ACCOUNTING POLICIES (Employee liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred compensation share-based arrangements, liability	$ 30.8	$ 23.4
Stock granted, value	$ 30.3	$ 24.1
Incentive Retention Program | Capital Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Redemption, period (years)	10 years
Early redemption, period (years)	7 years